FORWARD FUNDS

Forward Emerging Markets Fund

Forward Legato Fund

Supplement dated September 24, 2009

(to the Forward Funds Investor Class Shares and Institutional Class Shares Prospectus (“No-Load Prospectus”), the Forward Funds Class A Shares and Class C Shares Prospectus (“Load Prospectus,” and together with the No-Load Prospectus, the “Prospectuses”), and the Forward Funds Statement of Additional Information (“SAI”), each dated May 1, 2009)

The following information applies to the Forward Emerging Markets Fund only:

Change in Composition of Sub-Advisor Portfolio Management Team – Pictet Asset Management Limited (“PAM Ltd”)

Effective at the close of business on August 28, 2009, Tom Rodwell is no longer a member of PAM Ltd’s portfolio management team for the Forward Emerging Markets Fund, and all references to Mr. Rodwell in the Prospectuses and the SAI are deleted in their entirety.

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Effective November 1, 2009, Klaus Bockstaller will become a member of PAM Ltd’s portfolio management team for the Forward Emerging Markets Fund, and the following changes are made to each of the Prospectuses and the SAI:

The following information replaces the third through fifth paragraphs under the heading/sub-heading “SUB-ADVISORS – Forward Emerging Markets Fund” on pages 85-87 of the No-Load Prospectus and on pages 89-91 of the Load Prospectus:

The Forward Emerging Markets Fund is team managed and all investment decisions are made jointly by the team. The members of the team are:

Nidhi Mahurkar, Co-Lead, Global Emerging Markets Equities. Ms. Mahurkar joined PAM in May 2001. Ms. Mahurkar has served as the Co-Business Unit Lead of the Emerging Markets Team since January 2006. From May 2001 through January 2006 she was a Senior Investment Manager in the Emerging Markets Team. Before joining PAM, Ms. Mahurkar managed Asian equities at Lazard Asset Management and was the industry leader for technology within Lazard’s global emerging markets product (1996-2001). Prior to joining Lazard, Ms. Mahurkar worked with American Express in London. She holds a BA in economics and an MBA from the Indian Institute of Management in Bangalore. Ms. Mahurkar has managed the Forward Emerging Markets Fund since May 2001.

Klaus Bockstaller, Co-Lead, Global Emerging Markets Equities. Mr. Bockstaller joined PAM in November 2009. Before joining PAM, Mr. Bockstaller was founding partner at Fleming Capital Management, where he managed a Global Equity long/short fund since 2004. Previously, Mr. Bockstaller spent four years at Baring Asset Management as Head of EMEA (long only) and six years at UBS Brinson (co-manager, Eastern Europe). Mr. Bockstaller has managed the Forward Emerging Markets Fund since November 2009.

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The following information replaces the second sentence under the heading/sub-heading “Portfolio Managers – Pictet Asset Management Limited” on page 18 of the SAI:

Forward Emerging Markets Fund

Nidhi Mahurkar, Co-Lead, Global Emerging Markets Equities, Klaus Bockstaller, Co-Lead, Global Emerging Markets Equities, Stephen Burrows, Senior Investment Manager and Product Specialist, and Jonathan Bell, Senior Investment Manager, are responsible for the day-to-day management of the Forward Emerging Markets Fund.

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The following information is added to the table regarding the ownership of the Forward Funds by the portfolio managers who are responsible for the day-to-day management of each of the Forward Funds appearing under the heading/sub-heading “INVESTMENT ADVISORY AND OTHER SERVICES – Portfolio Managers” on page 29 of the SAI:

Information as of December 31, 2008 (except as otherwise noted)

Name of Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund***
Klaus Bockstaller**	Forward Emerging Markets Fund	A

*	Information as of May 31, 2009
**	Information as of August 31, 2009
***	Key to Dollar Ranges
A	None
B	$1 - $10,000
C	$10,001 - $50,000
D	$50,001 - $100,000
E	$100,001 - $500,000
F	$500,001 - $1,000,000
G	Over $1,000,000

The following information applies to the Forward Legato Fund only:

Change in Composition of Sub-Advisor Portfolio Management Team – Riverbridge Partners, LLC (“Riverbridge”)

Effective May 29, 2009, David A. Webb is no longer a member of Riverbridge’s portfolio management team for the Forward Legato Fund, and all references to Mr. Webb in the Prospectuses and the SAI are deleted in their entirety.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

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